Shareholder’s equity - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2022 shares
Shareholder’s Equity (Details) [Line Items]
Shares authorized (in shares)	800,000,000	800,000,000	800,000,000
Par value (in dollars per share)	one
Shares issued (in shares)	112,824,183	112,824,184	112,824,184
Ordinary share vote	one
Right to dividend	one
Aggregate subscription price | $	$ 201,955
Total aggregate amount | $	$ 202
Exchange ratio		0.0299
Redeemable A Shares
Shareholder’s Equity (Details) [Line Items]
Redeemable shares (in shares)	4,000,000
Redeemable B Shares
Shareholder’s Equity (Details) [Line Items]
Redeemable shares (in shares)	4,500,000